Retirement Benefit Obligations - Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees (Detail) - yr	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Republic of Ireland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.5	23.0	22.4
Republic of Ireland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.4	24.5	24.1
Republic of Ireland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.8	25.4	24.9
Republic of Ireland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.7	26.8	26.4
Switzerland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.6	22.6	22.5
Switzerland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.7	24.7	24.5
Switzerland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.8	24.8	24.7
Switzerland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.8	26.8	26.7
United States and Canada [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	20.1	20.2	20.1
United States and Canada [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.2	22.3	22.6
United States and Canada [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.0	22.1	22.0
United States and Canada [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	23.9	24.2	24.5